NOTE 1 - ORGANIZATION (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Details
Common Stock, Shares Authorized	140,000,000	140,000,000
Preferred Stock, Shares Authorized	20,000,000	20,000,000